Schedule of Investments (unaudited)
June 30, 2025
BlackRock 80/20 Target Allocation Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 81.2%
BlackRock Technology Opportunities Fund, Class K	1,367,567	$ 109,925,025
International Tilts Master Portfolio	$ 89,100,091	89,100,091
iShares Core MSCI Emerging Markets ETF	2,149,459	129,032,024
iShares Core S&P 500 ETF	453,666	281,681,219
iShares MSCI EAFE Growth ETF	412,993	46,255,216
iShares MSCI EAFE Value ETF(b)	2,637,021	167,398,093
iShares MSCI U.S.A. Momentum Factor ETF	273,298	65,678,975
iShares MSCI U.S.A. Quality Factor ETF	1,248,920	228,327,554
iShares S&P 100 ETF	275,881	83,964,382
iShares S&P 500 Growth ETF(b)	1,809,848	199,264,265
iShares S&P 500 Value ETF	847,292	165,577,803
iShares U.S. Equity Factor Rotation Active ETF	3,180,277	173,197,886
		1,739,402,533
Fixed-Income Funds — 18.6%
BlackRock Strategic Income Opportunities Portfolio, Class K	4,318,722	41,848,415
BlackRock Total Return Fund, Class K	10,613,962	105,184,368
BlackRock U.S. Mortgage Portfolio, Institutional Class	4,629,386	41,757,064
iShares 10-20 Year Treasury Bond ETF	622,098	63,205,157
iShares Core International Aggregate Bond ETF	811,491	41,459,075
iShares Core Total USD Bond Market ETF	2,272,469	105,056,242
		398,510,321
Total Long-Term Investments — 99.8% (Cost: $1,829,564,312)		2,137,912,854

Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(a)(c)(d)	26,278,737	$ 26,289,248
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(a)(c)	4,371,739	4,371,739
Total Short-Term Securities — 1.4% (Cost: $30,660,932)		30,660,987
Total Investments — 101.2% (Cost: $1,860,225,244)		2,168,573,841
Liabilities in Excess of Other Assets — (1.2)%		(26,207,698)
Net Assets — 100.0%		$ 2,142,366,143

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 48,630,283	$ —	$ (22,325,466)(a)	$ 5,877	$ (21,446)	$ 26,289,248	26,278,737	$ 229,034 (b)	$ —
BlackRock Emerging Markets Fund, Inc., Class K(c)	35,522,298	500,922	(35,212,924)	1,785,647	(2,595,943)	—	—	—	—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,205,960	1,165,779 (a)	—	—	—	4,371,739	4,371,739	140,222	—

Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock 80/20 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Strategic Income Opportunities Portfolio, Class K	$ 31,596,540	$ 11,053,274	$ (1,136,264)	$ (8,073)	$ 342,938	$ 41,848,415	4,318,722	$ 1,359,423	$ —
BlackRock Technology Opportunities Fund, Class K	32,162,863	69,060,097	(1,267,760)	(140,943)	10,110,768	109,925,025	1,367,567	—	1,311,180
BlackRock Total Return Fund, Class K	81,106,131	28,638,719	(2,838,160)	(95,327)	(1,626,995)	105,184,368	10,613,962	3,428,857	58,901
BlackRock U.S. Mortgage Portfolio, Institutional Class	31,373,358	11,688,798	(1,135,267)	(11,515)	(158,310)	41,757,064	4,629,386	1,589,752	77,117
BlackRock Unconstrained Equity Fund, Class K(c)	62,427,263	20,042,977	(83,387,549)	2,352,351	(1,435,042)	—	—	—	—
International Tilts Master Portfolio	—	81,214,835 (a)(d)	—	1,410,769	6,474,487	89,100,091	$89,100,091	1,215,642	—
iShares 10- 20 Year Treasury Bond ETF	—	65,515,303	(1,239,100)	(24,846)	(1,046,200)	63,205,157	622,098	783,015	—
iShares 20+ Year Treasury Bond ETF(c)	33,243,539	9,533,535	(40,850,339)	(2,383,956)	457,221	—	—	597,237	—
iShares Core International Aggregate Bond ETF	—	41,133,160	(85,868)	36	411,747	41,459,075	811,491	—	—
iShares Core MSCI Emerging Markets ETF	—	122,681,476	(1,645,557)	(56,390)	8,052,495	129,032,024	2,149,459	2,128,205	—
iShares Core S&P 500 ETF	313,961,972	81,274,653	(135,097,546)	17,832,317	3,709,823	281,681,219	453,666	2,964,453	—
iShares Core Total USD Bond Market ETF	124,785,776	26,555,530	(44,125,019)	(1,008,185)	(1,151,860)	105,056,242	2,272,469	3,221,936	—
iShares MSCI EAFE Growth ETF	98,729,260	49,068,092	(103,983,137)	9,842,016	(7,401,015)	46,255,216	412,993	1,234,974	—
iShares MSCI EAFE Value ETF	111,211,128	104,252,489	(58,571,103)	1,094,732	9,410,847	167,398,093	2,637,021	5,213,154	—
iShares MSCI Emerging Markets ex China ETF(c)	62,443,298	16,943,123	(77,723,060)	5,657,140	(7,320,501)	—	—	1,058,169	—

Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock 80/20 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
iShares MSCI U.S.A. Momentum Factor ETF	$ —	$ 59,909,695	$ (1,564,914)	$ (88,864)	$ 7,423,058	$ 65,678,975	273,298	$ 439,901	$ —
iShares MSCI U.S.A. Quality Factor ETF	148,576,766	81,978,900	(6,071,847)	(358,624)	4,202,359	228,327,554	1,248,920	1,424,022	—
iShares S&P 100 ETF	—	81,113,947	(1,331,840)	(84,316)	4,266,591	83,964,382	275,881	293,428	—
iShares S&P 500 Growth ETF	169,138,832	42,474,474	(37,854,329)	833,795	24,671,493	199,264,265	1,809,848	655,103	—
iShares S&P 500 Value ETF	98,393,942	71,319,474	(3,975,624)	(238,061)	78,072	165,577,803	847,292	1,760,209	—
iShares U.S. Equity Factor Rotation Active ETF	128,636,396	35,115,841	(4,965,990)	(266,004)	14,677,643	173,197,886	3,180,277	1,463,603	—
iShares U.S. Infrastructure ETF(c)	33,045,556	7,933,024	(40,277,023)	5,037,098	(5,738,655)	—	—	164,918	—
iShares U.S. Technology ETF(c)	32,930,348	8,022,721	(42,385,836)	17,950,872	(16,518,105)	—	—	34,574	—
				$ 59,037,546	$ 49,275,470	$ 2,168,573,841		$ 31,399,831	$ 1,447,198

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock 80/20 Target Allocation Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 2,137,912,854	$ —	$ —	$ 2,137,912,854
Short-Term Securities
Money Market Funds	30,660,987	—	—	30,660,987
	$ 2,168,573,841	$ —	$ —	$ 2,168,573,841

Portfolio Abbreviation
ETF	Exchange-Traded Fund